Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 07, 2013
Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Central Index Key	dei_EntityCentralIndexKey	0001556505
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 07, 2013
Prospectus Date	rr_ProspectusDate	May 14, 2013
The Gold Bullion Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Gold Bullion Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. Under normal circumstances, the Fund will invest primarily in Gold bullion-related: (1) exchange-traded funds (“ETFs”); (2) exchange-traded notes (“ETNs”); (3) exchange-traded futures contracts, (4) over-the-counter forward contracts and (5) fixed income securities, including through mutual funds and ETFs that invest primarily in fixed income securities.

Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, options contracts or swap contracts. Gold bullion-related ETNs are those with interest and/or principal payments linked to the price of Gold bullion. Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion. Derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

The Fund concentrates investments in the Gold bullion industry under normal circumstances investing over 25% of its assets in the Gold bullion industry. For purposes of measuring the 25% Gold bullion industry investments, the Fund includes the effects of leverage to Gold bullion (e.g. a security with 2 times leverage to Gold bullion price changes is counted at twice its value). The Fund also invests in investment grade fixed income corporate notes and bonds to generate interest income and to seek to preserve principal. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S & P”), or, if unrated, determined by the sub-adviser to be of comparable quality. However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with exposure to Gold bullion within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Subsidiary will invest primarily in Gold bullion-related: ETFs, ETNs, futures and forward contracts. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The sub-adviser selects securities and derivatives to maintain the Fund’s primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The sub-adviser disposes of securities or derivatives to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both. However, placement of individual trades is conducted by the adviser in consultation with the sub-adviser. The sub-adviser selects derivative counterparties it believes to be creditworthy and will close out a derivative position if it believes the counterparty is no longer creditworthy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates investments in the Gold bullion industry under normal circumstances investing over 25% of its assets in the Gold bullion industry.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs, mutual funds, ETNs, and the Subsidiary.

• Concentration Risk: Because the Fund will invest more than 25% of its assets in the Gold bullion industry, the Fund will be subject to greater volatility risk than a Fund that is not concentrated in a single industry.

• Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Fund losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over the counter forwards are subject to counterparty default risk.

• ETF, Mutual Fund and ETN Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on its investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETFs and ETN may not provide an effective substitute for Gold bullion because changes in derivative prices held by these instruments may not track those of the underlying Gold bullion.

• Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Issuers may also default.

• Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

• Management Risk: The sub-adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The adviser’s assessment of the sub-adviser’s investment qualifications may also prove to be inaccurate and may not produce the desired results.

• Market Risk: The Fund’s investments will decline in value if the price of Gold declines. Overall securities market risks may affect the value of individual Fund holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Taxation Risk: By investing in Gold bullion indirectly through the Subsidiary, the Fund will obtain exposure to the Gold bullion markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Wholly-Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.

Is the Fund Right for You?

The Fund is intended for investors who want returns that seek to reflect the performance of the price of Gold bullion without the burdens of personally acquiring and holding Gold bullion.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-650-QGLD (7453).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-650-QGLD (7453)
The Gold Bullion Strategy Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QGLDX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490

[1]	Other Expenses are estimated for the Fund's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.